UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07921
The Bjurman, Barry Funds
(Exact name of registrant as specified in charter)

10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA	90067-4103

(Address of principal executive offices)	(Zip code)
BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-227-7264
Date of fiscal year end: 03/31/07
Date of reporting period: 06/30/06
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.
Bjurman, Barry Micro-Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

	Shares	Value
Common Stocks (98.5%)
Basic Materials (11.8%)
Ceradyne, Inc. (b) *	230,000	$11,382,700
Landec Corp. (b)	240,000	2,220,000
Metal Management, Inc.	125,000	3,827,500
MGP Ingredients, Inc. *	530,000	12,306,600
Multi-Color Corp.	100,000	3,000,000
NS Group, Inc. (b)	120,900	6,659,172
Origin Agritech Ltd. (b) *	191,600	2,747,544
PW Eagle, Inc. *	150,000	4,536,000
The Andersons, Inc. *	218,000	9,070,980
Wheeling-Pittsburgh Corp. (b) *	190,000	3,779,100

		59,529,596

Commercial/Industrial Services (9.5%)
A.M. Castle & Co.	60,000	1,935,000
ADDvantage Technologies Group, Inc. (b)	123,486	613,725
American Ecology Corp.	221,500	5,869,750
aQuantive, Inc. (b) *	170,000	4,306,100
Barrett Business Services, Inc. (b)	70,500	1,293,675
Electronic Clearing House, Inc. (b)	81,500	1,096,990
Home Solutions of America, Inc. (b) *	250,000	1,542,500
Matrix Service Co. (b) *	258,700	2,959,528
Perficient, Inc. (b)	304,700	3,766,092
Standard Parking Corp. (b)	60,000	1,624,800
SumTotal Systems, Inc. (b) *	362,500	2,272,875
The Goldfield Corp. (b) *	628,700	1,125,373
TheStreet.com, Inc.	480,000	6,153,600
Thomas Group, Inc.	109,400	1,533,788
World Fuel Services Corp.	260,000	11,879,400

		47,973,196

Consumer Durables (3.2%)
Aldila, Inc.	208,300	5,274,156
Cavalier Homes, Inc. (b)	174,700	925,910
Cavco Industries, Inc. (b)	108,000	4,799,520
RC2 Corp. (b)	140,000	5,412,400

		16,411,986

Consumer Non-Durable (2.7%)
Cuisine Solutions, Inc. (b)	64,200	324,210
Jones Soda Co. (b) *	300,000	2,700,000
Steven Madden Ltd.	255,000	7,553,100
True Religion Apparel, Inc. (b) *	180,000	3,186,000

		13,763,310

	Shares	Value
Consumer Services (6.1%)

Interstate Hotels & Resorts, Inc. (b)	449,400	4,174,926
McCormick & Schmick’s Seafood
Restaurants, Inc. (b)	325,400	7,744,520
Monarch Casino & Resort, Inc. (b)	230,000	6,467,600
New Frontier Media, Inc. (b)	378,900	2,716,713
NTN Buzztime, Inc. (b)	256,000	396,800
Nutri/System, Inc. (b) *	150,000	9,319,500

		30,820,059

Electronic Technology (25.5%)

Actuate Corp. (b)	790,000	3,191,600
Aehr Test Systems (b)	32,800	339,152
Anaren, Inc. (b)	245,300	5,026,197
Art Technology Group, Inc. (b)	1,709,500	5,094,310
Bitstream, Inc. (b)	510,600	2,399,820
BTU International, Inc. (b)	302,900	4,110,353
Comtech Group, Inc. (b) *	339,800	3,781,974
CyberSource Corp. (b)	400,000	4,680,000
Datalink Corp. (b)	238,600	1,243,106
Digi International, Inc. (b)	262,000	3,282,860
Diodes, Inc. (b)	338,095	14,010,657
Ezenia!, Inc. (b)	307,400	860,720
Hi-Shear Technology Corp.	40,200	665,310
Hurco Companies, Inc. (b)	136,800	3,514,392
I.D. Systems, Inc. (b)	30,500	540,765
Internet Commerce Corp. — Class A (b) *	530,500	1,893,885
Intevac, Inc. (b)	465,800	10,098,544
LaBarge, Inc. (b)	200,000	2,654,000
Micronetics Wireless, Inc. (b) *	284,100	4,485,939
Mikron Infrared, Inc. (b)	200,000	2,814,000
Online Resources & Communications Corp. (b)	292,100	3,020,314
Optelecom-NKF, Inc. (b) *	18,000	239,940
Orbit International Corp. (b)	68,600	494,606
Perceptron, Inc. (b)	250,400	2,018,224
Radiant Systems, Inc. (b)	223,200	2,359,224
Radyne Corp. (b)	165,000	1,877,700
Rainmaker Systems, Inc. (b)	64,800	351,216
RELM Wireless Corp. (b)	80,100	498,222
Silicom Ltd. (b)	235,000	1,649,700
Sirenza Microdevices, Inc. (b)	464,600	5,640,244
Smith Micro Software, Inc. (b) *	635,000	10,172,700
Stellent, Inc.	421,000	4,020,550
Stratasys, Inc. (b) *	115,000	3,387,900
Stratex Networks, Inc. (b)	1,004,100	3,403,899
TeleCommunication Systems, Inc. — Class A (b) *	460,000	1,099,400
TESSCO Technologies, Inc. (b)	47,100	943,884
TRX, Inc. (b)	371,900	3,350,819
TTI Team Telecom International Ltd. (b)	155,700	784,728
Ultra Clean Holdings, Inc. (b)	95,000	831,250
Verint Systems, Inc. (b)	165,000	4,816,350
Video Display Corp. (b) *	296,000	2,388,720
VSE Corp.	41,600	1,238,432

		129,275,606

	Shares	Value
Energy (3.5%)
American Oil & Gas, Inc. (b)	105,500	547,545
GMX Resources, Inc. (b) *	147,400	4,557,608
ICO, Inc. (b)	144,800	712,416
Pioneer Drilling Co. (b)	600,000	9,264,000
TGC Industries, Inc. (b)	232,600	2,498,124

		17,579,693

Finance (8.5%)
American Physicians Capital, Inc. (b)	110,000	5,784,900
Argonaut Group, Inc. (b)	150,000	4,506,000
Bank of the Ozarks, Inc. *	89,200	2,970,360
Bodisen Biotech, Inc. (b) *	116,300	1,571,213
Consumer Portfolio Services, Inc. (b)	66,000	442,860
EMC Insurance Group, Inc.	80,000	2,300,800
First Community Bancorp	80,200	4,738,216
Five Star Quality Care, Inc. (b)	58,600	648,702
International Assets Holding Corp. (b)	41,100	676,095
Marlin Business Services, Inc. (b)	160,000	3,609,600
Meadowbrook Insurance Group, Inc. (b)	220,000	1,830,400
Mercer Insurance Goup, Inc.	100,000	1,873,000
The Middleby Corp. (b)	137,900	11,936,624

		42,888,770

Health Care (12.0%)
Air Methods Corp. (b)	210,000	5,497,800
AngioDynamics, Inc. (b)	175,700	4,752,685
Bovie Medical Corp. (b)	116,000	783,000
Caraco Pharmaceutical Laboratories Ltd. (b)	74,300	679,845
Centene Corp. (b)	130,000	3,058,900
Encore Medical Corp. (b)	350,140	1,684,173
First Consulting Group, Inc. (b)	170,000	1,502,800
Healthcare Services Group, Inc. *	374,300	7,841,585
HealthStream, Inc. (b)	248,400	948,888
Healthways, Inc. (b)	65,000	3,421,600
HMS Holdings Corp. (b)	262,000	2,808,640
Immucor, Inc. (b)	135,000	2,596,050
IntegraMed America, Inc. (b)	125,000	1,243,750
IRIS International, Inc. (b) *	206,000	2,710,960
Medical Action Industries, Inc. (b)	107,700	2,379,093
Mesa Laboratories, Inc.	48,400	750,200
Natus Medical, Inc. (b)	21,350	211,152
Neogen Corp. (b)	59,500	1,137,640
New Brunswick Scientific Co., Inc. (b)	101,100	811,833
Palomar Medical Technologies, Inc. (b) *	283,700	12,945,231
Sun Healthcare Group, Inc. (b)	139,800	1,214,862
TriPath Imaging, Inc. (b)	180,000	1,191,600
Zoll Medical Corp. (b)	18,600	609,336

		60,781,623

	Shares	Value
Producer Manufacturing (10.2%)
A.S.V., Inc. (b) *	442,000	10,183,680
AAON, Inc.	23,800	610,708
Amerigon, Inc. (b)	445,000	3,991,650
DXP Enterprises, Inc. (b) *	79,100	2,457,637
Dynamic Materials Corp. *	306,500	10,338,245
Fuel — Tech N.V. (b)	235,000	2,843,500
Gehl Co. (b)	105,000	2,680,650
Insteel Industries, Inc. *	88,000	2,129,600
K-Tron International, Inc. (b)	66,000	3,366,000
Kadant, Inc. (b)	100,000	2,300,000
Lamson & Sessions Co. (b) *	210,000	5,955,600
Memry Corp. (b)	200,000	608,000
Smith & Wesson Holding Corp. (b) *	487,750	4,009,305

		51,474,575

Retail (3.8%)
Books-A-Million, Inc.	70,000	1,167,600
Casual Male Retail Group, Inc. (b) *	384,900	3,868,245
Gaiam, Inc. (b)	293,000	4,107,860
Medifast, Inc. (b) *	93,700	1,674,419
The Sportsman’s Guide, Inc. (b)	176,500	5,383,250
United Retail Group, Inc. (b)	157,300	2,439,723
Zones, Inc. (b)	50,000	318,500

		18,959,597

Transportation (0.8%)
Covenant Transport, Inc. — Class A (b)	120,000	1,826,400
P.A.M. Transportation Services, Inc. (b)	71,000	2,051,190

		3,877,590

Utilities (0.9%)
Eschelon Telecom, Inc. (b)	91,600	1,417,052
Lightbridge, Inc. (b)	240,000	3,108,000

		4,525,052

Total Common Stocks (Cost $338,183,113)		497,860,653

Total Investments (Cost $338,183,113) (a) — 98.5%		497,860,653
Other assets in excess of liabilities — 1.5%		7,482,686

NET ASSETS — 100.0%		$505,343,339

*	A portion or all of this security is out on loan as of June 30, 2006

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $77,500. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$177,380,536
Unrealized depreciation	(17,780,496)

Net unrealized appreciation	$159,600,040

(b)	Represents non-income producing security.
See notes to schedule of portfolio investments.

Bjurman, Barry Mid Cap Growth Fund

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

	Shares	Value
Common Stocks (98.3%)
Basic Materials (8.2%)
Allegheny Technologies, Inc.	2,700	$186,948
Armor Holdings, Inc. (b)	2,800	153,524
Eagle Materials, Inc.	2,100	99,750
Gerdau Ameristeel Corp.	11,700	117,468
Martin Marietta Materials, Inc.	800	72,920
Tronox, Inc. — Class B	161	2,120

		632,730

Commercial/Industrial Services (4.5%)
FTI Consulting (b)	2,500	66,925
Granite Construction, Inc.	1,700	76,959
TETRA Technologies, Inc. (b)	2,600	78,754
WESCO International, Inc. (b)	1,800	124,200

		346,838

Consumer Durables (1.4%)
Scientific Games Corp. (b)	3,100	110,422

Consumer Non-Durable (2.8%)
Coach, Inc. (b)	4,300	128,570
Quiksilver, Inc. (b)	7,000	85,260

		213,830

Consumer Services (2.7%)
NDS Group PLC ADR (b)	1,700	79,135
Station Casinos, Inc.	1,900	129,352

		208,487

Electronic Technology (27.1%)
Arris Group, Inc. (b)	9,200	120,704
DRS Technologies, Inc.	3,250	158,438
Harris Corp.	1,700	70,567
Hittite Microwave Corp. (b)	3,300	119,328
Integrated Device Technology, Inc. (b)	8,200	116,276
InterDigital Communications Corp. (b)	2,200	76,802
Komag, Inc. (b) *	2,400	110,832
L-3 Communications Holdings, Inc.	1,200	90,504
Marvel Technology Group Ltd. (b)	4,000	177,319
Micron Technology, Inc. (b) *	8,600	129,516
NetEase.com, Inc. (b)	5,500	122,815
NVIDIA Corp. (b)	3,300	70,257
Openwave Systems, Inc. (b)	4,400	50,776
PerkinElmer, Inc.	3,600	75,240
Powerwave Technologies, Inc. (b)	11,400	103,968
Rackable Systems, Inc. (b)	2,000	78,980
Rockwell Automation, Inc.	1,300	93,613
SanDisk Corp. (b)	2,250	114,705
Trident Microsystems, Inc. (b)	3,700	70,226
VeriFone Holdings, Inc. (b)	4,300	131,064

		2,081,930

	Shares	Value
Energy (11.3%)
Alon USA Energy, Inc.	2,500	78,675
Diamond Offshore Drilling, Inc. *	1,600	134,288
Hanover Compressor Co. (b)	4,100	76,998
Kerr-McGee Corp.	1,600	110,960
Noble Energy, Inc.	1,630	76,382
Patterson-UTI Energy, Inc.	3,400	96,254
Todco	1,700	69,445
Unit Corp. (b)	1,400	79,646
Valero Energy Corp.	1,252	83,283
Weatherford International, Inc. (b)	1,200	59,544

		865,475

Finance (6.5%)
CNA Financial Corp. (b) *	2,400	79,104
GFI Group, Inc. (b)	1,850	99,808
Nasdaq Stock Market, Inc. (b)	3,800	113,620
Selective Insurance Group, Inc.	2,300	128,501
The Commerce Group, Inc.	2,600	76,804

		497,837

Health Care (13.0%)
Coventry Health Care, Inc. (b)	2,100	115,374
Dade Behring Holdings, Inc.	2,100	87,444
Emdeon Corp. (b)	6,600	81,906
Hologic, Inc. (b)	3,000	148,080
Intuitive Surgical, Inc. (b)	900	106,173
Invitrogen Corp. (b)	1,100	72,677
Kyphon, Inc. (b)	2,000	76,720
Pharmaceutical Product Development, Inc.	4,600	161,551
United Therapeutics Corp. (b)	1,000	57,770
WellCare Health Plans, Inc. (b)	1,800	88,290

		995,985

Producer Manufacturing (9.0%)
Cummins, Inc. *	800	97,800
JLG Industries, Inc.	3,000	67,500
Joy Global, Inc.	4,275	222,684
Maverick Tube Corp. (b) *	2,050	129,540
The Timken Co.	3,150	105,557
Walter Industries, Inc.	1,200	69,180

		692,261

Retail (0.6%)
Urban Outfitters, Inc. (b)	2,500	43,725

Transportation (4.7%)
C.H. Robinson Worldwide, Inc. *	2,400	127,920
UTI Worldwide, Inc.	4,650	117,320
YRC Worldwide, Inc. (b)	2,700	113,697

		358,937

	Shares	Value
Utilities (6.5%)
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	5,200	122,460
NII Holdings, Inc. (b)	2,700	152,226
Tim Participacoes S.A., ADR	3,100	85,405
West Corp. (b)	2,900	138,939

		499,030

Total Common Stocks (Cost $5,796,284)		7,547,487

Total Investments (Cost $5,796,284) (a) — 98.3%		7,547,487
Other assets in excess of liabilities — 1.7%		131,726

NET ASSETS — 100.0%		$7,679,213

*	A portion or all of this security is out on loan as of June 30, 2006

(a)	Represents cost for financial reporting purposes, is the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,974,615
Unrealized depreciation	(223,412)

Net unrealized appreciation	$1,751,203

(b)	Represents non-income producing security.

ADR —	American Depositary Receipt

PLC —	Public Liability Co.
See notes to schedule of portfolio investments.

Bjurman, Barry Small Cap Growth Fund

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

	Shares	Value
Common Stocks (99.7%)
Basic Materials (6.0%)
Ceradyne, Inc. (b) *	5,000	$247,450
Chaparral Steel Co. (b)	8,200	590,564
MGP Ingredients, Inc. *	11,600	269,352
The Andersons, Inc. *	10,800	449,388

		1,556,754

Commercial/Industrial Services (10.1%)
Applied Industrial Technology, Inc.	9,750	237,023
aQuantive, Inc. (b) *	21,600	547,128
Comfort Systems USA, Inc.	11,000	157,190
Concur Technologies, Inc. (b)	38,400	594,048
KForce, Inc. (b)	29,000	449,210
TeleTech Holdings, Inc. (b)	26,700	338,022
The Ultimate Software Group, Inc. (b)	15,100	289,316

		2,611,937

Consumer Durables (1.5%)
LKQ Corp. (b)	20,000	380,000

Consumer Non-Durable (2.1%)
National Beverage Corp.	21,000	301,350
SunOpta, Inc. (b) *	25,900	240,352

		541,702

Consumer Services (2.0%)
The Knot, Inc. (b)	25,000	523,250

Electronic Technology (26.6%)
Advanced Energy Industries, Inc. (b)	7,200	95,328
Aspen Technology, Inc. (b)	37,900	497,248
Cirrus Logic, Inc. (b)	60,000	488,400
Digitas, Inc. (b)	15,000	174,300
Diodes, Inc. (b)	8,000	331,520
Hypercom Corp. (b)	21,200	198,220
Intevac, Inc. (b)	9,900	214,632
Itron, Inc. (b)	10,000	592,599
Ladish Co., Inc. (b)	4,800	179,856
LTX Corp. (b)	57,100	400,271
MRO Software, Inc. (b)	12,700	254,889
Netlogic Microsystems, Inc. (b) *	16,500	532,125
Newport Corp. (b)	18,800	303,056
Open Solutions, Inc. (b)	8,600	228,846
Oplink Communications, Inc. (b)	17,400	318,594
Rackable Systems, Inc. (b)	14,000	552,860
Smith Micro Software, Inc. (b)	16,600	265,932
SPSS, Inc. (b)	11,000	353,540
Tom Online, Inc. ADR (b) *	11,600	223,880
TTM Technologies, Inc. (b)	20,200	292,294
webMethods, Inc. (b)	12,800	126,336
Xyratex Ltd. (b)	12,200	322,690

		6,947,416

	Shares	Value
Energy (9.6%)
Atlas America, Inc. (b)	12,750	571,328
Drill-Quip, Inc. (b)	10,000	824,400
Lufkin Industries, Inc.	6,000	356,580
NATCO Group, Inc — Class A (b)	7,600	305,520
Trico Marine Services, Inc. (b)	4,400	149,600
VAALCO Energy, Inc. (b)	28,800	281,088

		2,488,516

Finance (6.4%)
American Physicians Capital, Inc. (b)	6,000	315,540
EZCORP, Inc. (b)	8,000	301,520
GFI Group, Inc. (b)	6,000	323,700
Intervest Bancshares Corp. (b)	6,600	267,300
MFA Mortgage Investments, Inc.	15,500	106,640
The Middleby Corp. (b)	4,000	346,240

		1,660,940

Health Care (11.6%)
Aspreva Pharmaceuticals Corp. (b)	14,000	379,960
Healthways, Inc. (b)	7,400	389,536
Illumina, Inc. (b)	8,400	249,144
LifeCell Corp. (b)	24,400	754,448
Molecular Devices Corp. (b)	4,300	131,408
Natus Medical, Inc. (b)	2,650	26,209
Psychiatric Solutions, Inc. (b)	20,000	573,200
Sirona Dental Systems, Inc.	6,900	273,378
Vital Images, Inc. (b)	9,100	224,770

		3,002,053

Producer Manufacturing (13.1%)
A.S.V., Inc. (b) *	10,000	230,400
American Woodmark Corp.	7,800	273,312
Columbus McKinnon Corp. (b)	20,000	434,800
Dynamic Materials Corp. *	14,500	489,085
Encore Wire Corp. (b) *	18,000	646,920
Flow International Corp. (b)	11,600	163,212
Gehl Co. (b)	10,000	255,300
Kadant, Inc. (b)	13,000	299,000
Kimball International, Inc. — Class B	14,300	281,853
Superior Essex, Inc. (b)	12,000	359,160

		3,433,042

Retail (7.6%)
Medifast, Inc. (b)	22,400	400,288
Shoe Carnival, Inc. (b)	4,600	109,756
The Gymboree Corp. (b)	3,700	128,612
The Pantry, Inc. (b)	10,000	575,400
Zumiez, Inc. (b)	20,000	751,400

		1,965,456

Transportation (2.6%)
Celadon Group, Inc. (b)	22,500	495,900
Hub Group, Inc. — Class A (b)	7,000	171,710

		667,610

	Shares	Value
Utilities (0.5%)
Suburban Propane Partners, L.P. *	4,300	135,536

Total Common Stocks (Cost $22,474,732)		25,914,212

Total Investments (Cost $22,474,732) (a) — 99.7%		25,914,212
Other assets in excess of liabilities — 0.3%		74,054

NET ASSETS — 100.0%		$25,988,266

*	A portion or all of this security is out on loan as of June 30, 2006

(a)	Represents cost for financial reporting purposes, is the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,396,042
Unrealized depreciation	(956,562)

Net unrealized appreciation	$3,439,480

(b)	Represents non-income producing security.

ADR —	American Depositary Receipt
See notes to schedule of portfolio investments.

The Bjurman, Barry Funds
Notes to Schedule of Portfolio Investments
June 30, 2006 (Unaudited)
Security Valuation
Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale prices as of the close of the regular session on trading on the NYSE, normally at 4:00 p.m. Eastern time, on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if last sale price in not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE, normally at 4:00 p.m. Eastern time, on the day the securities are being valued. Securities that are traded both in the over-the-counter market and stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.
Investment Income
Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.
Security Transactions
Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.
Loans of Portfolio Securities
Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Bjurman, Barry & Associates (the “Adviser”) to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.
Additional Information
For additional information and a free prospectus about The Bjurman, Barry Funds call: 1-800-227-7264 or visit The Bjurman, Barry Funds’ website at http://www.bjurmanbarry.com

Item 2. Controls and Procedures.
(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Bjurman, Barry Funds

By (Signature and Title)*	/s/ G. Andrew Bjurman

G. Andrew Bjurman
Co-President
Date 08/25/06
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ O. Thomas Barry III
O. Thomas Barry III
Co-President
Date 08/25/06

By (Signature and Title)*	/s/ M. David Cottrell
M. David Cottrell
Treasurer
Date 08/25/06